Schedule of Investments(a)

November 30, 2023

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–68.22%
Aerospace & Defense–1.17%
L3Harris Technologies, Inc., 5.40%, 01/15/2027	$7,332,000	$7,396,911

Lockheed Martin Corp., 4.95%, 10/15/2025(b)	3,087,000	3,087,958

RTX Corp.,
5.00%, 02/27/2026	1,513,000	1,505,267

5.75%, 11/08/2026(b)	9,045,000	9,169,267

5.75%, 01/15/2029	2,875,000	2,936,232

TransDigm, Inc., 6.75%, 08/15/2028(c)	874,000	876,656

		24,972,291

Agricultural & Farm Machinery–1.48%
CNH Industrial Capital LLC, 5.45%, 10/14/2025	4,798,000	4,785,600

John Deere Capital Corp.,
4.95%, 06/06/2025(b)	4,699,000	4,691,870

5.30%, 09/08/2025	17,807,000	17,892,793

5.15%, 09/08/2026(b)	2,888,000	2,909,294

4.90%, 03/03/2028	1,278,000	1,279,651

		31,559,208

Apparel, Accessories & Luxury Goods–0.40%
Tapestry, Inc.,
7.05%, 11/27/2025	2,545,000	2,577,568

7.00%, 11/27/2026	2,989,000	3,022,111

7.35%, 11/27/2028	2,839,000	2,862,440

		8,462,119

Application Software–1.02%
Intuit, Inc.,
5.25%, 09/15/2026(b)	7,057,000	7,108,519

5.13%, 09/15/2028(b)	13,796,000	13,926,148

Open Text Corp. (Canada), 6.90%, 12/01/2027(b)(c)	707,000	727,583

		21,762,250

Asset Management & Custody Banks–1.41%
Apollo Management Holdings L.P., 4.95%, 01/14/2050(c)(d)	2,350,000	2,124,226

State Street Corp.,
4.86%, 01/26/2026(d)	3,233,000	3,196,935

5.10%, 05/18/2026(d)	8,134,000	8,074,466

5.27%, 08/03/2026	8,583,000	8,580,983

5.75%, 11/04/2026(b)(d)	1,931,000	1,937,686

5.68%, 11/21/2029(d)	5,963,000	6,014,365

		29,928,661

Automobile Manufacturers–5.39%
American Honda Finance Corp., 5.80%, 10/03/2025(b)	12,566,000	12,684,341

Daimler Truck Finance North America LLC (Germany),
5.20%, 01/17/2025(b)(c)	3,848,000	3,830,686

5.60%, 08/08/2025(c)	4,179,000	4,178,041

5.15%, 01/16/2026(b)(c)	3,629,000	3,606,812

	Principal Amount	Value

Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC,
8.36% (SOFR + 2.95%), 03/06/2026(e)	$4,800,000	$4,848,847

6.80%, 11/07/2028	3,687,000	3,766,707

Hyundai Capital America,
5.88%, 04/07/2025(c)	4,976,000	4,976,143

5.80%, 06/26/2025(c)	5,835,000	5,835,161

5.65%, 06/26/2026(c)	2,460,000	2,453,345

5.60%, 03/30/2028(c)	1,478,000	1,464,311

Mercedes-Benz Finance North America LLC (Germany),
6.29% (SOFR + 0.93%), 03/30/2025(c)(e)	6,290,000	6,328,982

5.38%, 08/01/2025(b)(c)	9,093,000	9,114,659

Toyota Motor Credit Corp.,
5.93% (SOFR + 0.56%), 01/10/2025(e)	7,187,000	7,185,890

5.60%, 09/11/2025(b)	12,973,000	13,090,816

5.25%, 09/11/2028(b)	11,477,000	11,613,066

Volkswagen Group of America
Finance LLC (Germany), 6.36% (SOFR + 0.95%), 06/07/2024(c)(e)	5,782,000	5,788,258

5.80%, 09/12/2025(b)(c)	13,859,000	13,889,009

		114,655,074

Automotive Parts & Equipment–0.13%
ZF North America Capital, Inc.
(Germany), 6.88%, 04/14/2028(c)	2,651,000	2,690,431

Automotive Retail–0.62%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	1,889,000	1,863,401

Lithia Motors, Inc., 4.63%, 12/15/2027(c)	6,000,000	5,580,697

O’Reilly Automotive, Inc., 5.75%, 11/20/2026	5,728,000	5,795,273

		13,239,371

Biotechnology–0.23%
Amgen, Inc., 5.25%, 03/02/2025	4,922,000	4,904,803

Building Products–0.36%
Carrier Global Corp., 5.80%, 11/30/2025(c)	4,418,000	4,444,609

Lennox International, Inc., 5.50%, 09/15/2028	3,223,000	3,237,028

		7,681,637

Cable & Satellite–0.39%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	7,228,000	7,320,410

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Cable & Satellite–(continued)
Comcast Corp., 5.25%, 11/07/2025	$1,021,000	$1,024,137

		8,344,547

Cargo Ground Transportation–0.26%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(c)	2,981,000	2,971,201

6.05%, 08/01/2028(c)	2,462,000	2,482,966

		5,454,167

Commercial & Residential Mortgage Finance–0.17%
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(c)(d)	3,592,000	3,646,716

Computer & Electronics Retail–0.08%
Dell International LLC/EMC Corp., 5.85%, 07/15/2025	1,603,000	1,610,299

Construction Machinery & Heavy Transportation Equipment–0.50%
Caterpillar Financial Services Corp.,
5.15%, 08/11/2025	4,619,000	4,624,485

5.85% (SOFR + 0.46%), 08/11/2025(e)	2,289,000	2,292,747

Komatsu Finance America, Inc., 5.50%, 10/06/2027(c)	3,559,000	3,603,438

		10,520,670

Construction Materials–0.16%
Vulcan Materials Co., 5.80%, 03/01/2026	3,449,000	3,447,932

Consumer Finance–1.03%
Capital One Financial Corp.,
7.15%, 10/29/2027(d)	3,006,000	3,059,094

6.31%, 06/08/2029(d)	3,560,000	3,541,376

General Motors Financial Co., Inc.,
6.67% (SOFR + 1.30%), 04/07/2025(e)	7,159,000	7,143,124

6.05%, 10/10/2025(b)	7,412,000	7,446,485

5.40%, 04/06/2026	703,000	699,974

		21,890,053

Distillers & Vintners–0.31%
Diageo Capital PLC (United Kingdom), 5.38%, 10/05/2026	6,581,000	6,651,419

Distributors–0.20%
Genuine Parts Co., 6.50%, 11/01/2028	4,066,000	4,216,571

Diversified Banks–16.19%
Banco Santander S.A. (Spain),
5.15%, 08/18/2025	5,800,000	5,721,754

6.53%, 11/07/2027(d)	400,000	407,125

Bank of America Corp., 5.08%, 01/20/2027(d)	7,039,000	6,962,527

Bank of America N.A.,
5.65%, 08/18/2025	13,760,000	13,832,032

5.53%, 08/18/2026(b)	5,078,000	5,118,611

	Principal Amount	Value

Diversified Banks–(continued)
Bank of Montreal (Canada),
5.92%, 09/25/2025(b)	$14,242,000	$14,352,284

5.30%, 06/05/2026	2,117,000	2,115,830

6.74% (SOFR + 1.33%), 06/05/2026(b)(e)	4,079,000	4,105,091

Banque Federative du Credit Mutuel S.A. (France), 4.94%, 01/26/2026(c)	3,798,000	3,740,413

Barclays PLC (United Kingdom), 6.50%, 09/13/2027(d)	9,184,000	9,263,276

Canadian Imperial Bank of Commerce (Canada), 5.93%, 10/02/2026	14,242,000	14,462,828

Citibank N.A.,
5.86%, 09/29/2025(b)	10,741,000	10,842,309

5.49%, 12/04/2026	9,783,000	9,835,975

Citigroup, Inc.,
6.91% (3 mo. Term SOFR + 1.51%), 07/01/2026(e)	11,788,000	11,855,345

5.61%, 09/29/2026(d)	7,489,000	7,482,269

Series V, 4.70%(d)(f)	3,642,000	3,316,727

Citizens Bank N.A., 6.06%, 10/24/2025(d)	7,612,000	7,342,130

Cooperatieve Rabobank U.A. (Netherlands), 5.50%, 10/05/2026(b)	14,280,000	14,414,009

Credit Suisse AG (Switzerland), 4.75%, 08/09/2024	14,485,000	14,352,518

Fifth Third Bancorp, 6.34%, 07/27/2029(d)	823,000	831,329

HSBC Holdings PLC (United Kingdom),
7.34%, 11/03/2026(d)	6,297,000	6,495,478

5.89%, 08/14/2027(d)	3,000,000	3,006,403

ING Groep N.V. (Netherlands), 6.08%, 09/11/2027(d)	6,680,000	6,729,592

JPMorgan Chase & Co.,
5.55%, 12/15/2025(d)	11,958,000	11,925,975

6.07%, 10/22/2027(b)(d)	7,777,000	7,906,469

6.09%, 10/23/2029(b)(d)	5,034,000	5,182,864

KeyBank N.A.,
4.70%, 01/26/2026	2,137,000	2,047,414

5.85%, 11/15/2027(b)	1,773,000	1,715,563

Lloyds Banking Group PLC (United Kingdom), 5.99%, 08/07/2027(d)	3,995,000	4,006,349

Macquarie Bank Ltd. (Australia), 5.39%, 12/07/2026(c)	9,918,000	9,919,332

Manufacturers & Traders Trust Co.,
5.40%, 11/21/2025	7,093,000	6,986,690

4.65%, 01/27/2026	8,132,000	7,832,095

Mitsubishi UFJ Financial Group, Inc. (Japan), 5.54%, 04/17/2026(b)(d)	8,327,000	8,292,523

National Securities Clearing Corp.,
5.15%, 05/30/2025(c)	2,365,000	2,361,769

5.10%, 11/21/2027(c)	4,359,000	4,375,268

NatWest Group PLC (United Kingdom),
7.47%, 11/10/2026(d)	2,999,000	3,075,403

5.52%, 09/30/2028(d)	1,900,000	1,871,627

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)
PNC Financial Services Group, Inc. (The),
5.67%, 10/28/2025(b)(d)	$4,085,000	$4,059,771

5.81%, 06/12/2026(b)(d)	6,095,000	6,094,105

6.62%, 10/20/2027(d)	5,296,000	5,420,241

5.58%, 06/12/2029(d)	5,707,000	5,669,021

Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(c)(d)	3,202,000	3,214,469

6.75%, 02/08/2028(c)(d)	4,383,000	4,441,957

Sumitomo Mitsui Financial Group, Inc. (Japan), 5.46%, 01/13/2026(b)	9,076,000	9,071,227

Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(c)	1,930,000	1,938,271

5.65%, 09/14/2026(c)	2,081,000	2,091,844

U.S. Bancorp,
5.73%, 10/21/2026(d)	6,621,000	6,598,872

6.79%, 10/26/2027(b)(d)	14,930,000	15,393,906

UBS AG (Switzerland), 5.80%, 09/11/2025(b)	10,161,000	10,201,381

Wells Fargo & Co.,
5.57%, 07/25/2029(d)	3,096,000	3,092,526

6.30%, 10/23/2029(b)(d)	3,458,000	3,563,560

7.63%(b)(d)(f)	3,371,000	3,463,733

Wells Fargo Bank N.A., 5.45%, 08/07/2026	5,713,000	5,747,636

		344,147,716

Diversified Capital Markets–1.52%
UBS Group AG (Switzerland),
6.37%, 07/15/2026(c)(d)	10,752,000	10,778,041

5.71%, 01/12/2027(b)(c)(d)	11,987,000	11,936,352

6.25%, 09/22/2029(b)(c)(d)	9,487,000	9,623,497

		32,337,890

Diversified Financial Services–1.24%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
6.10%, 01/15/2027	10,502,000	10,558,919

5.75%, 06/06/2028	2,543,000	2,534,576

LPL Holdings, Inc., 6.75%, 11/17/2028	2,210,000	2,262,527

OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(c)	11,240,000	11,082,271

		26,438,293

Diversified Metals & Mining–1.35%
BHP Billiton Finance (USA) Ltd. (Australia),
5.25%, 09/08/2026(b)	17,587,000	17,698,916

5.10%, 09/08/2028	10,999,000	11,046,100

		28,745,016

Diversified REITs–0.56%
VICI Properties L.P./VICI Note Co., Inc., 5.63%, 05/01/2024(c)	12,015,000	11,971,762

	Principal Amount	Value

Diversified Support Services–0.26%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(c)	$5,147,000	$5,200,096

Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(c)	217,000	221,277

		5,421,373

Electric Utilities–2.53%
Alexander Funding Trust II, 7.47%, 07/31/2028(b)(c)	3,042,000	3,119,485

CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028(b)	3,249,000	3,279,503

Duke Energy Corp.,
5.00%, 12/08/2025	4,777,000	4,745,838

5.00%, 12/08/2027	1,406,000	1,392,252

Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(c)	3,126,000	3,183,702

Georgia Power Co., 6.10%(SOFR + 0.75%), 05/08/2025(e)	9,954,000	9,969,757

Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(c)	3,771,000	3,451,371

National Rural Utilities Cooperative Finance Corp.,
5.45%, 10/30/2025	5,677,000	5,699,182

5.60%, 11/13/2026	5,656,000	5,735,841

NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	2,333,000	2,342,377

5.75%, 09/01/2025	8,242,000	8,250,336

NextEra Energy Operating Partners L.P., 4.25%, 09/15/2024(c)	375,000	358,076

Southern Co. (The), 5.15%, 10/06/2025	2,180,000	2,167,113

		53,694,833

Electrical Components & Equipment–0.56%
Regal Rexnord Corp.,
6.05%, 02/15/2026(c)	7,160,000	7,149,545

6.05%, 04/15/2028(c)	4,764,000	4,690,040

		11,839,585

Environmental & Facilities Services–0.65%
Veralto Corp.,
5.50%, 09/18/2026(c)	9,342,000	9,379,375

5.35%, 09/18/2028(c)	4,508,000	4,500,852

		13,880,227

Financial Exchanges & Data–0.11%
Nasdaq, Inc.,
5.65%, 06/28/2025	1,508,000	1,512,162

5.35%, 06/28/2028	763,000	766,891

		2,279,053

Gas Utilities–0.06%
Southwest Gas Corp., 5.45%, 03/23/2028	1,222,000	1,220,078

Health Care Equipment–0.10%
Becton, Dickinson and Co., 4.69%, 02/13/2028(b)	2,123,000	2,093,852

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Health Care Services–0.15%
CVS Health Corp., 5.00%, 01/30/2029(b)	$3,259,000	$3,242,066

Home Improvement Retail–0.73%
Home Depot, Inc. (The),
5.13%, 04/30/2025	10,561,000	10,575,898

4.95%, 09/30/2026	1,435,000	1,437,967

4.90%, 04/15/2029	3,594,000	3,600,363

		15,614,228

Homebuilding–0.17%
Meritage Homes Corp., 6.00%, 06/01/2025	3,690,000	3,656,366

Hotels, Resorts & Cruise Lines–0.33%
Marriott International, Inc., 5.55%, 10/15/2028	7,009,000	7,063,822

Industrial Machinery & Supplies & Components–0.07%
Nordson Corp., 5.60%, 09/15/2028	1,548,000	1,582,569

Industrial REITs–0.07%
LXP Industrial Trust, 6.75%, 11/15/2028	1,373,000	1,397,522

Integrated Oil & Gas–0.57%
Occidental Petroleum Corp.,
6.95%, 07/01/2024	2,888,000	2,904,924

5.88%, 09/01/2025	9,240,000	9,258,834

		12,163,758

Internet Services & Infrastructure–0.09%
VeriSign, Inc.,
5.25%, 04/01/2025	1,488,000	1,478,557

4.75%, 07/15/2027	469,000	455,249

		1,933,806

Investment Banking & Brokerage–1.80%
Charles Schwab Corp. (The), 5.88%, 08/24/2026	14,428,000	14,573,490

Goldman Sachs Group, Inc. (The),
6.16% (SOFR + 0.81%), 03/09/2027(e)	7,285,000	7,152,434

6.17% (SOFR + 0.82%), 09/10/2027(e)	649,000	634,979

Series W, 7.50%(d)(f)	10,381,000	10,558,017

Morgan Stanley,
5.05%, 01/28/2027(b)(d)	3,658,000	3,624,628

5.45%, 07/20/2029(d)	1,652,000	1,646,523

		38,190,071

Leisure Products–0.48%
Polaris, Inc., 6.95%, 03/15/2029	10,000,000	10,300,271

Life & Health Insurance–2.39%
Corebridge Global Funding,
6.66% (SOFR + 1.30%), 09/25/2026(c)(e)	5,836,000	5,839,683

5.90%, 09/19/2028(c)	2,594,000	2,625,931

Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(c)	6,041,000	5,736,171

	Principal Amount	Value

Life & Health Insurance–(continued)
Jackson National Life Global Funding, 5.50%, 01/09/2026(c)	$7,222,000	$7,159,672

Pacific Life Global Funding II, 6.40% (SOFR + 1.05%), 07/28/2026(c)(e)	8,712,000	8,718,221

5.50%, 08/28/2026(c)	9,746,000	9,831,138

Pricoa Global Funding I, 5.55%, 08/28/2026(c)	4,204,000	4,239,287

Protective Life Global Funding, 5.37%, 01/06/2026(b)(c)	6,588,000	6,582,726

		50,732,829

Managed Health Care–0.94%
Elevance Health, Inc., 5.35%, 10/15/2025	5,905,000	5,902,456

Humana, Inc.,
5.70%, 03/13/2026	3,256,000	3,256,081

5.75%, 12/01/2028	2,503,000	2,553,820

UnitedHealth Group, Inc.,
5.00%, 10/15/2024	4,840,000	4,823,056

5.15%, 10/15/2025(b)	3,373,000	3,390,139

		19,925,552

Movies & Entertainment–0.87%
Netflix, Inc.,
5.75%, 03/01/2024	5,348,000	5,346,325

5.88%, 02/15/2025(b)	4,369,000	4,388,704

Warnermedia Holdings, Inc., 6.41%, 03/15/2026	8,683,000	8,691,575

		18,426,604

Multi-Family Residential REITs–0.71%
Camden Property Trust, 5.85%, 11/03/2026(b)	14,930,000	15,170,836

Multi-Utilities–0.46%
NiSource, Inc., 5.25%, 03/30/2028	836,000	835,524

WEC Energy Group, Inc.,
5.00%, 09/27/2025	5,100,000	5,054,397

5.15%, 10/01/2027	1,767,000	1,769,750

4.75%, 01/15/2028	2,267,000	2,222,328

		9,881,999

Office REITs–0.69%
Brandywine Operating Partnership L.P., 7.80%, 03/15/2028(b)	5,113,000	4,901,515

Office Properties Income Trust,
4.25%, 05/15/2024	9,131,000	8,712,778

2.65%, 06/15/2026	1,485,000	1,022,409

		14,636,702

Oil & Gas Drilling–0.06%
Valaris Ltd., 8.38%, 04/30/2030(c)	1,277,000	1,285,792

Oil & Gas Equipment & Services–0.06%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(c)	1,326,000	1,249,622

Oil & Gas Exploration & Production–1.16%
Apache Corp., 7.75%, 12/15/2029	1,814,000	1,909,125

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)
Civitas Resources, Inc., 8.38%, 07/01/2028(c)	$2,844,000	$2,916,354

Devon Energy Corp.,
5.25%, 10/15/2027	7,305,000	7,235,834

5.88%, 06/15/2028	8,012,000	8,042,016

Pioneer Natural Resources Co., 5.10%, 03/29/2026	925,000	922,695

Transocean Titan Financing Ltd., 8.38%, 02/01/2028(c)	3,495,000	3,567,329

		24,593,353

Oil & Gas Storage & Transportation–4.14%
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(c)	1,009,000	1,021,522

Enbridge, Inc. (Canada), 5.98% (SOFR + 0.63%), 02/16/2024(e)	3,133,000	3,134,213

5.97%, 03/08/2026	6,945,000	6,941,239

Energy Transfer L.P.,
5.88%, 01/15/2024	3,034,000	3,033,827

6.05%, 12/01/2026	6,177,000	6,258,697

5.50%, 06/01/2027	23,671,000	23,651,304

6.10%, 12/01/2028(b)	2,557,000	2,618,102

Enterprise Products Operating LLC, Series D, 8.64%(3 mo. Term SOFR + 3.25%), 08/16/2077(b)(e)	2,168,000	2,160,841

ONEOK Partners L.P., 4.90%, 03/15/2025	3,332,000	3,294,506

ONEOK, Inc.,
5.85%, 01/15/2026	2,977,000	2,999,516

5.55%, 11/01/2026	2,673,000	2,693,440

5.65%, 11/01/2028(b)	1,207,000	1,215,553

Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/2028	12,594,000	13,240,142

TransCanada PipeLines Ltd. (Canada), 6.20%, 03/09/2026(b)	8,651,000	8,652,012

Williams Cos., Inc. (The), 5.30%, 08/15/2028	7,103,000	7,094,620

		88,009,534

Packaged Foods & Meats–1.03%
Aramark Services, Inc., 5.00%, 04/01/2025(c)	3,034,000	3,013,060

Bimbo Bakeries USA, Inc. (Mexico), 6.05%, 01/15/2029(c)	7,000,000	7,158,865

General Mills, Inc.,
5.24%, 11/18/2025	8,437,000	8,412,911

5.50%, 10/17/2028	3,278,000	3,333,484

		21,918,320

Paper & Plastic Packaging Products & Materials–0.27%
Berry Global, Inc., 4.88%, 07/15/2026(c)	4,848,000	4,698,535

Sealed Air Corp., 5.50%, 09/15/2025(c)	938,000	931,734

		5,630,269

Passenger Airlines–1.31%
American Airlines Pass-Through Trust, Series 2021-1, Class B, 3.95%, 07/11/2030	2,961,140	2,582,955

	Principal Amount	Value

Passenger Airlines–(continued)
British Airways Pass-Through Trust (United Kingdom),
Series 2019-1, Class A, 3.35%, 06/15/2029(c)	$531,091	$475,301

Delta Air Lines Pass-Through Trust, Series 2019-1, Class A, 3.40%, 04/25/2024	572,000	562,739

Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(c)	17,035,633	16,630,829

United Airlines Pass-Through Trust,
Series 2016-2, Class B, 3.65%, 10/07/2025	1,692,639	1,587,225

Series 2020-1, Class A, 5.88%, 10/15/2027	4,674,454	4,660,600

United Airlines, Inc., 4.38%, 04/15/2026(c)	1,404,000	1,336,042

		27,835,691

Personal Care Products–0.21%
Kenvue, Inc., 5.50%, 03/22/2025(b)	4,349,000	4,361,929

Pharmaceuticals–0.53%
Bayer US Finance LLC (Germany),
6.13%, 11/21/2026(c)	5,818,000	5,834,355

6.25%, 01/21/2029(c)	5,311,000	5,335,945

		11,170,300

Rail Transportation–0.68%
TTX Co., 5.50%, 09/25/2026(c)	14,280,000	14,383,413

Real Estate Development–0.62%
Agile Group Holdings Ltd. (China), 5.75%, 01/02/2025(c)	202,000	41,570

Country Garden Holdings Co. Ltd. (China), 5.40%, 05/27/2025(c)	400,000	36,676

Logan Group Co. Ltd. (China), 4.25%, 07/12/2025(c)(g)	1,059,000	84,720

Piedmont Operating Partnership L.P., 9.25%, 07/20/2028(b)	12,501,000	12,782,689

Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(c)(g)	1,005,000	81,686

Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(c)	1,054,000	66,560

		13,093,901

Regional Banks–1.32%
Huntington Bancshares, Inc., 6.21%, 08/21/2029(d)	2,433,000	2,438,303

Morgan Stanley Bank N.A.,
5.48%, 07/16/2025	2,352,000	2,357,925

5.88%, 10/30/2026	5,651,000	5,743,180

Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(d)	3,292,000	3,320,609

Truist Bank, 5.58%(SOFR + 0.20%), 01/17/2024(e)	3,100,000	3,099,096

Truist Financial Corp.,
5.75% (SOFR + 0.40%), 06/09/2025(e)	6,953,000	6,829,882

6.05%, 06/08/2027(b)(d)	2,621,000	2,625,417

7.16%, 10/30/2029(d)	1,669,000	1,745,517

		28,159,929

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Retail REITs–0.07%
Realty Income Corp., 5.05%, 01/13/2026	$1,525,000	$1,517,052

Self-Storage REITs–0.15%
Extra Space Storage L.P., 5.70%, 04/01/2028	1,331,000	1,334,406

Public Storage Operating Co., 5.13%, 01/15/2029(b)	1,929,000	1,944,575

		3,278,981

Soft Drinks & Non-alcoholic Beverages–1.17%
Nestle Holdings, Inc., 5.00%, 09/12/2028(b)(c)	5,101,000	5,169,708

PepsiCo, Inc.,
5.25%, 11/10/2025(b)	14,254,000	14,352,469

5.13%, 11/10/2026	5,384,000	5,437,487

		24,959,664

Sovereign Debt–0.13%
Romanian Government International Bond (Romania), 6.63%, 02/17/2028(c)	2,640,000	2,691,818

Specialized Finance–0.11%
Blackstone Private Credit Fund, 7.05%, 09/29/2025	2,373,000	2,399,140

Specialty Chemicals–0.41%
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026(b)	5,443,000	4,949,650

8.75%, 05/03/2029(c)	3,835,000	3,826,197

		8,775,847

Steel–0.31%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	4,251,000	4,392,814

POSCO (South Korea), 5.63%, 01/17/2026(c)	2,197,000	2,199,435

		6,592,249

Systems Software–0.15%
Oracle Corp., 5.80%, 11/10/2025	3,229,000	3,255,510

Technology Hardware, Storage & Peripherals–0.80%
Hewlett Packard Enterprise Co.,
5.90%, 10/01/2024	8,475,000	8,475,636

6.10%, 04/01/2026	8,475,000	8,487,869

		16,963,505

Tobacco–1.70%
Philip Morris International, Inc.,
5.13%, 11/15/2024(b)	11,739,000	11,694,132

5.00%, 11/17/2025(b)	5,128,000	5,105,338

4.88%, 02/13/2026	12,230,000	12,149,223

5.13%, 11/17/2027	2,702,000	2,705,881

5.25%, 09/07/2028(b)	4,491,000	4,514,091

		36,168,665

Trading Companies & Distributors–0.46%
Avolon Holdings Funding Ltd. (Ireland), 6.38%, 05/04/2028(c)	5,729,000	5,717,313

	Principal Amount	Value

Trading Companies & Distributors–(continued)
Triton Container International Ltd. (Bermuda), 2.05%, 04/15/2026(c)	$4,412,000	$3,987,810

		9,705,123

Wireless Telecommunication Services–0.41%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(c)	3,672,000	3,642,156

T-Mobile USA, Inc., 4.95%, 03/15/2028(b)	2,292,000	2,275,620

VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(c)	3,001,000	2,717,406

		8,635,182

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,458,081,182)		1,450,261,687

Asset-Backed Securities–26.86%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(c)(h)	685,935	638,655

Series 2020-3, Class A1, 1.69%, 04/25/2065(c)(h)	2,181,947	1,997,776

Series 2020-5, Class A1, 1.37%, 05/25/2065(c)(h)	1,277,554	1,134,837

Series 2021-3, Class A1, 1.07%, 05/25/2066(c)(h)	2,753,341	2,256,281

Series 2021-7, Class A1, 1.98%, 10/25/2066(c)(h)	10,325,967	8,519,298

Series 2022-1, Class A1, 2.88%, 12/25/2066(c)(i)	6,610,063	5,751,596

Series 2023-6, Class A1, 6.50%, 12/25/2067(c)(i)	5,337,984	5,328,117

Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-5A, Class A, 6.12%, 04/20/2027(c)	19,000,000	19,061,349

Series 2023-1A, Class A, 5.25%, 04/20/2029(c)	2,033,000	1,989,138

Series 2023-2A, Class A, 5.20%, 10/20/2027(c)	2,425,000	2,384,422

Series 2023-4A, Class A, 5.49%, 06/20/2029(c)	6,690,000	6,614,899

Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 6.82% (3 mo. Term SOFR + 1.44%), 07/25/2034(c)(e)	11,812,000	11,809,638

BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033(c)	20,000,000	18,885,416

Banc of America Mortgage Trust,
Series 2004-D, Class 2A2, 4.61%, 05/25/2034(h)	13,717	12,685

Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(c)(h)	5,534,408	4,496,482

Series 2021-4, Class A4, 2.50%, 10/25/2051(c)(h)	5,533,591	4,305,052

Series 2021-4, Class A8, 2.50%, 10/25/2051(c)(h)	5,118,790	4,345,170

Series 2021-5, Class A1, 3.00%, 11/25/2051(c)(h)	5,916,600	4,806,998

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 5.50%, 08/25/2033(h)	$7,927	$7,494

Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	94,772	87,666

Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	185,056	170,655

Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.68%, 01/15/2051(j)	18,138,498	304,378

BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(c)(h)	1,156,583	1,070,894

BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 6.29% (1 mo. Term SOFR + 0.96%), 11/15/2038(c)(e)	3,455,000	3,391,681

Series 2021-VOLT, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 09/15/2036(c)(e)	6,565,000	6,375,250

Series 2021-VOLT, Class B, 6.39% (1 mo. Term SOFR + 1.06%), 09/15/2036(c)(e)	11,325,000	10,985,363

Series 2021-VOLT, Class C, 6.54% (1 mo. Term SOFR + 1.21%), 09/15/2036(c)(e)	2,795,000	2,677,056

Series 2021-VOLT, Class D, 7.09% (1 mo. Term SOFR + 1.76%), 09/15/2024(c)(e)	6,464,000	6,194,779

BX Trust,
Series 2021-LGCY, Class A, 5.94% (1 mo. Term SOFR + 0.62%), 10/15/2036(c)(e)	25,000,000	24,243,535

Series 2022-CLS, Class A, 5.76%, 10/13/2027(c)	2,630,000	2,584,655

Series 2022-LBA6, Class A, 6.32% (1 mo. Term SOFR + 1.00%), 01/15/2039(c)(e)	5,550,000	5,421,310

Series 2022-LBA6, Class B, 6.62% (1 mo. Term SOFR + 1.30%), 01/15/2039(c)(e)	3,435,000	3,353,911

Series 2022-LBA6, Class C, 6.92% (1 mo. Term SOFR + 1.60%), 01/15/2039(c)(e)	1,835,000	1,789,767

CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	11,274,000	11,384,088

CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 1.01%, 11/13/2050(j)	7,810,587	172,620

Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 6.66% (3 mo. Term SOFR + 1.24%), 04/20/2031(c)(e)	5,717,834	5,713,174

Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(c)(h)	50,408	45,604

Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(c)(h)	1,621,944	1,396,562

Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.12%, 01/25/2036(h)	212,559	189,609

	Principal Amount	Value

CIFC Funding Ltd. (Cayman Islands), Series 2014-5A, Class A1R2, 6.86% (3 mo. Term SOFR + 1.46%), 10/17/2031(c)(e)	$2,390,000	$2,392,973

Series 2016-1A, Class ARR, 6.68% (3 mo. Term SOFR + 1.34%), 10/21/2031(c)(e)	2,424,000	2,418,308

Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	5	5

Series 2017-C4, Class XA, IO, 1.13%, 10/12/2050(j)	18,677,777	565,955

Citigroup Mortgage Loan Trust,
Series 2004-UST1, Class A4, 5.79%, 08/25/2034(h)	48,392	44,460

Series 2006-AR1, Class 1A1, 5.11% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	365,966	345,897

Series 2021-INV3, Class A3, 2.50%, 05/25/2051(c)(h)	5,591,030	4,356,700

COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(c)(h)	42,659	42,403

Series 2021-5, Class A1, 1.73%, 11/26/2066(c)(h)	7,714,916	6,410,291

Series 2022-1, Class A1, 2.28%, 12/27/2066(c)(h)	3,884,321	3,326,159

Series 2022-2, Class A1, 2.99%, 02/25/2067(c)(i)	3,902,084	3,428,197

Series 2022-5, Class A1, 4.55%, 04/25/2067(c)(h)	13,030,595	12,423,351

COMM Mortgage Trust,
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	128,365	126,795

Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	177,042	162,927

Series 2005-J4, Class A7, 5.50%, 11/25/2035	271,378	216,052

Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(c)(i)	33,453	33,357

Credit Suisse Mortgage Capital Trust,
Series 2020-AFC1, Class A1, 2.24%, 02/25/2050(c)(h)	3,099,429	2,812,451

Series 2021-INV1, Class A4, 2.50%, 07/25/2056(c)(h)	12,787,040	11,012,152

Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(c)(h)	941,982	788,394

Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(c)(h)	4,105,371	3,445,636

Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(c)(h)	5,052,195	4,650,230

Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(c)(h)	2,955,000	2,497,291

Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(c)(h)	5,707,107	5,466,749

Series 2022-NQM4, Class A1A, 4.82%, 06/25/2067(c)(i)	8,802,432	8,546,055

Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.74% (3 mo. Term SOFR + 1.34%), 01/15/2034(c)(e)	1,705,121	1,693,453

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(c)(h)	$253,159	$243,743

Series 2021-1, Class A1, 0.80%, 02/25/2066(c)(h)	1,036,167	851,428

Series 2022-1, Class A1, 2.21%, 01/25/2067(c)(h)	3,703,687	3,046,514

Series 2022-3, Class A1, 5.00%, 08/25/2067(c)(i)	5,299,685	5,137,059

Exeter Automobile Receivables
Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(c)	981,867	970,042

Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(c)(h)	8,865,292	7,502,428

Series 2021-8INV, Class A6, 2.50%, 09/25/2051(c)(h)	1,889,952	1,604,663

Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(c)	5,507,791	5,341,611

GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(c)(h)	1,725,916	1,605,918

Series 2020-NQM2, Class A1, 1.56%, 04/25/2065(c)(i)	726,003	659,036

GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 6.75% (3 mo. Term SOFR + 1.33%), 01/20/2033(c)(e)	6,000,000	5,985,768

GoldenTree Loan Management US CLO 2 Ltd., Series 2017-2A, Class AR, 6.59% (3 mo. Term SOFR + 1.17%), 11/20/2030(c)(e)	6,510,973	6,500,653

GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 6.75% (3 mo. Term SOFR + 1.33%), 10/20/2032(c)(e)	7,000,000	6,988,450

Golub Capital Partners CLO 35(B) Ltd., Series 2017-35A, Class AR, 6.87% (3 mo. Term SOFR + 1.45%), 07/20/2029(c)(e)	4,455,895	4,452,793

GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(c)(h)	4,640,749	3,938,160

GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.65%, 07/25/2035(h)	34,211	30,770

Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025(c)	700,000	669,614

Hilton Grand Vacations Trust, Series 2019 AA, Class A, 2.34%, 07/25/2033(c)	1,074,152	1,015,473

HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(c)	1,775,000	1,780,094

ICG US CLO Ltd., Series 2016-1A, Class A1RR, 6.90% (3 mo. Term SOFR + 1.51%), 04/29/2034(c)(e)	3,000,000	2,971,209

	Principal Amount	Value

IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(c)(k)	$636,480	$546,036

IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(c)(k)	6,557,000	6,084,240

IP Lending VII Ltd., Series 2022-7A, Class SNR, 8.00%, 10/11/2027(c)(k)	8,658,000	8,624,234

JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 4.94%, 07/25/2035(h)	125,873	121,731

JPMBB Commercial Mortgage Securities Trust, Series 2015- C27, Class XA, IO, 1.28%, 02/15/2048(j)	24,822,526	217,924

KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 6.32% (1 mo. Term SOFR + 1.00%), 05/15/2036(c)(e)	7,750,000	7,721,745

Series 2019-KNSQ, Class C, 6.57% (1 mo. Term SOFR + 1.25%), 05/15/2036(c)(e)	4,250,000	4,213,143

Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(c)(h)	13,808	83

Life Mortgage Trust,
Series 2021-BMR, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 03/15/2038(c)(e)	7,254,320	7,079,405

Series 2021-BMR, Class B, 6.32% (1 mo. Term SOFR + 0.99%), 03/15/2038(c)(e)	3,519,033	3,421,498

Med Trust, Series 2021-MDLN, Class A, 6.39% (1 mo. Term SOFR + 1.06%), 11/15/2038(c)(e)	4,115,250	4,019,832

Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(c)(h)	3,619,416	3,067,379

Series 2021-INV3, Class A4, 2.50%, 10/25/2051(c)(h)	3,499,675	2,960,528

Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(h)	348,959	318,520

MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(c)(h)	7,268,980	6,034,827

MMAF Equipment Finance LLC, Series 2020-A, Class A3, 0.97%, 04/09/2027(c)	5,062,640	4,797,382

Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(j)	6,976,849	198,069

Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 6.68% (3 mo. Term SOFR + 1.28%), 04/19/2030(c)(e)	6,754,811	6,748,637

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(c)(h)	$580,519	$529,859

Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(c)(h)	1,017,940	913,517

Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(c)(h)	3,687,843	3,261,928

OBX Trust,
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(c)(h)	110,602	105,885

Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(c)(h)	4,577,061	3,831,053

Series 2022-NQM2, Class A1, 2.96%, 01/25/2062(c)(h)	5,617,094	4,891,471

Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(c)(i)	3,531,115	3,177,721

Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(c)(i)	3,610,000	2,900,378

Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(c)(i)	3,263,098	3,190,962

Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(c)(i)	7,673,387	7,621,850

Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(c)(h)	3,473,795	3,452,447

Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(c)(h)	4,080,887	3,467,035

OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1AR, 6.62% (3 mo. Term SOFR + 1.22%), 07/15/2030(c)(e)	4,994,273	4,987,096

Series 2020-8RA, Class A1, 6.88% (3 mo. Term SOFR + 1.48%), 01/17/2032(c)(e)	9,602,000	9,591,486

Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 6.88% (3 mo. Term SOFR + 1.48%), 01/15/2033(c)(e)	8,832,000	8,826,224

OHA Loan Funding Ltd., Series 2016-1A, Class AR, 6.94% (3 mo. Term SOFR + 1.52%), 01/20/2033(c)(e)	7,550,413	7,559,708

Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(c)(h)	5,448,044	4,317,429

PPM CLO 3 Ltd., Series 2019-3A, Class AR, 6.75% (3 mo. Term SOFR + 1.35%), 04/17/2034(c)(e)	3,874,000	3,833,300

PRKCM Trust,
Series 2021-AFC2, Class M1, 5.34%, 08/25/2057(c)(h)	5,672,058	5,536,735

Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(c)(i)	6,264,247	6,334,759

Progress Residential Trust, Series 2021-SFR10, Class A, 2.39%, 12/17/2040(c)	3,683,254	3,121,372

Series 2022-SFR5, Class A, 4.45%, 06/17/2039(c)	8,624,139	8,206,818

Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(c)	6,384,000	6,442,589

Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	2,927	2,157

	Principal Amount	Value

Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(c)(h)	$114,961	$111,847

Series 2020-1, Class A1, 2.38%, 01/26/2060(c)(h)	484,861	461,234

RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(c)	3,041,651	2,825,769

Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(h)	467,237	373,418

Series 2013-6, Class A2, 3.00%, 05/25/2043(h)	616,952	525,276

Series 2013-7, Class A2, 3.00%, 06/25/2043(h)	380,087	323,185

Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class A, 2.34%, 08/20/2036(c)	1,029,635	980,739

Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 08/20/2051(c)	4,510,117	3,731,830

Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(h)	83,739	78,316

Series 2020-INV1, Class A1, 1.03%, 11/25/2055(c)(h)	1,214,793	1,078,011

Series 2022-1, Class A1, 2.45%, 12/25/2066(c)(h)	4,865,076	4,078,269

Structured Asset Securities Corp. Pass-Through Ctfs., Series 2002-AL1, Class AIO, 3.45%, 02/25/2032(h)	276,071	16,563

Textainer Marine Containers Ltd., Series 2021-3A, CLass A, 1.94%, 08/20/2046(c)	2,255,000	1,880,738

Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(c)	5,364,520	4,640,544

TICP CLO XV Ltd., Series 2020-15A, Class A, 6.96% (3 mo. Term SOFR + 1.54%), 04/20/2033(c)(e)	7,162,000	7,174,362

TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(c)	6,409,000	6,026,584

Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(c)(h)	35,847	35,730

UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.21%, 11/15/2050(j)	11,691,742	305,905

Vendee Mortgage Trust, Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(l)	347,509	1,649

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(c)(i)	$1,060,546	$1,005,318

Series 2020-INV1, Class A1, 0.33%, 03/25/2060(c)(h)	106,952	105,651

Series 2021-1, Class A1B, 1.32%, 01/25/2066(c)(h)	2,256,568	1,902,785

Series 2021-2, Class A1, 1.03%, 02/25/2066(c)(h)	1,421,996	1,193,093

Series 2021-7, Class A1, 1.83%, 10/25/2066(c)(h)	5,308,278	4,488,081

Series 2021-R1, Class A1, 0.82%, 10/25/2063(c)(h)	1,638,228	1,474,036

Series 2022-1, Class A1, 2.72%, 01/25/2067(c)(i)	3,638,304	3,176,350

Series 2022-7, Class A1, 5.15%, 07/25/2067(c)(i)	1,935,280	1,892,754

Series 2022-INV2, Class A1, 6.79%, 10/25/2067(c)(i)	2,657,100	2,663,888

Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(c)	1,140,599	1,017,380

WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.88%, 10/25/2033(h)	80,084	74,478

Series 2005-AR14, Class 1A4, 4.91%, 12/25/2035(h)	32,151	28,640

Series 2005-AR16, Class 1A1, 3.95%, 12/25/2035(h)	158,050	139,547

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.01%, 12/15/2050(j)	11,641,490	326,693

Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(c)	6,317,500	5,955,870

Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(c)	9,770,112	8,257,381

Total Asset-Backed Securities (Cost $614,981,194)		571,030,433

U.S. Treasury Securities–2.81%
U.S. Treasury Bills–0.49%
4.75% - 5.23%, 04/18/2024(m)(n)	10,618,000	10,405,614

U.S. Treasury Notes–2.32%
5.00%, 10/31/2025	40,805,900	40,993,990

4.63%, 11/15/2026	1,530,000	1,536,694

4.88%, 10/31/2028	6,673,200	6,837,944

		49,368,628

Total U.S. Treasury Securities (Cost $59,527,121)		59,774,242

	Principal Amount	Value

Agency Credit Risk Transfer Notes–0.70%
Fannie Mae Connecticut Avenue Securities,
Series 2018-R07, Class 1M2, 7.84% (30 Day Average SOFR + 2.51%), 04/25/2031(c)(e)	$54,793	$54,799

Series 2022-R03, Class 1M1, 7.43% (30 Day Average SOFR + 2.10%), 03/25/2042(c)(e)	5,104,217	5,155,416

Series 2022-R04, Class 1M1, 7.33% (30 Day Average SOFR + 2.00%), 03/25/2042(c)(e)	2,599,369	2,620,136

Series 2023-R02, Class 1M1, 7.63% (30 Day Average SOFR + 2.30%), 01/25/2043(c)(e)	1,654,962	1,681,100

Freddie Mac,
Series 2014-DN3, Class M3, STACR®, 9.44% (30 Day Average SOFR + 4.11%), 08/25/2024(e)	365,865	366,756

Series 2022-HQA3, Class M1, STACR®, 7.63% (30 Day Average SOFR + 2.30%), 08/25/2042(c)(e)	2,409,987	2,450,094

Series 2022-DNA6, Class M1, STACR®, 7.48% (30 Day Average SOFR + 2.15%), 09/25/2042(c)(e)	1,196,547	1,207,364

Series 2023-DNA1, Class M1, STACR®, 7.43% (30 Day Average SOFR + 2.10%), 03/25/2043(c)(e)	1,389,203	1,410,947

Total Agency Credit Risk Transfer Notes (Cost $14,778,761)		14,946,612

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.63%
Collateralized Mortgage Obligations–0.35%
Fannie Mae Interest STRIPS,
IO, 7.50%, 11/25/2029(l)	302,787	43,733

6.50%, 02/25/2032 to 07/25/2032(l)	199,831	30,158

6.00%, 12/25/2032 to 09/25/2035(l)	498,204	72,333

5.50%, 11/25/2033 to 06/25/2035(l)	405,259	64,191

PO, 0.00%, 09/25/2032(o)	16,301	14,166

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(l)	$477,175	$16,510

2.46% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(e)(l)	107,706	8,978

2.46% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(e)(l)	22,286	2,071

2.51% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(e)(l)	112,187	8,087

2.56% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(e)(l)	45,905	4,148

2.66% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(e)(l)	63,852	6,312

1.56% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(l)	43,434	2,786

2.36% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(l)	20,169	2,016

2.56% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(e)(l)	135,053	13,858

2.66% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(e)(l)	95,596	7,644

2.81% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(e)(l)	117,178	14,988

7.00%, 04/25/2033(l)	568,075	92,985

1.26% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035(e)(l)	505,944	35,931

0.61% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(e)(l)	271,946	14,589

1.31% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(e)(l)	160,296	5,709

1.16% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(e)(l)	106,219	5,597

3.50%, 08/25/2035(l)	2,572,131	300,706

1.10% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(e)(l)	93,911	6,291

1.11% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(e)(l)	277,149	20,241

0.71% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(e)(l)	531,850	50,665

4.50%, 02/25/2043(l)	170,528	23,645

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
0.46% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(e)(l)	$4,344,879	$293,563

6.50%, 11/25/2029	33,195	33,450

6.44% (30 Day Average SOFR + 1.11%), 04/25/2032(e)	29,573	29,849

5.94% (30 Day Average SOFR + 0.61%), 10/18/2032(e)	14,023	13,926

5.84% (30 Day Average SOFR + 0.51%), 11/25/2033 to 03/25/2042(e)	71,621	70,096

5.50%, 04/25/2035 to 07/25/2046(l)	2,280,454	1,644,170

4.61% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	57,457	65,526

4.24% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	185,096	203,763

4.24% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	25,139	26,672

5.00%, 04/25/2040	47,771	47,076

4.00%, 03/25/2041 to 08/25/2047(l)	750,876	158,044

5.89% (30 Day Average SOFR + 0.56%), 02/25/2047(e)	42,979	42,529

Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(j)	48,645,357	126,969

Series KC03, Class X1, IO, 0.63%, 11/25/2024(j)	35,204,225	130,319

Series K734, Class X1, IO, 0.78%, 02/25/2026(j)	26,969,947	278,230

Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	26,384,891	488,886

Series K093, Class X1, IO, 1.08%, 05/25/2029(j)	21,556,711	887,729

Freddie Mac REMICs,
4.46% (COF 11 + 1.45%), 12/15/2023(e)	1,036	1,035

6.50%, 04/15/2028 to 06/15/2032	475,195	481,058

6.00%, 01/15/2029 to 04/15/2029	203,576	203,510

7.50%, 09/15/2029	27,531	28,258

8.00%, 03/15/2030	16,229	16,737

6.39% (30 Day Average SOFR + 1.06%), 08/15/2031 to 01/15/2032(e)	42,031	42,446

6.44% (30 Day Average SOFR + 1.11%), 12/15/2031 to 03/15/2032(e)	87,393	87,786

5.94% (30 Day Average SOFR + 0.61%), 01/15/2033(e)	1,886	1,880

5.00%, 08/15/2035	889,233	876,805

4.00%, 06/15/2038 to 03/15/2045(l)	212,045	59,816

IO,
0.56% (6.00% - (30 Day Average SOFR + 0.11%)), 03/15/2024 to 04/15/2038(e)(l)	35,208	2,013

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
3.00%, 06/15/2027 to 12/15/2027(l)	$1,629,681	$58,815

2.50%, 05/15/2028(l)	398,706	14,131

3.26% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(e)(l)	835	5

2.61% (8.05% - (30 Day Average SOFR + 0.11%)), 02/15/2029(e)(l)	90,535	5,685

2.31% (7.75% - (30 Day Average SOFR + 0.11%)), 06/15/2029(e)(l)	88,554	3,924

2.66% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(e)(l)	57,634	3,072

1.26% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(e)(l)	306,523	13,556

1.31% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(e)(l)	59,836	2,798

1.28% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(e)(l)	184,669	8,597

0.71% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(e)(l)	225,553	7,919

1.56% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(e)(l)	37,845	3,299

0.63% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(e)(l)	581,744	39,972

0.81% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(e)(l)	114,221	6,889

0.66% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(e)(l)	644,503	60,198

Freddie Mac STRIPS,
IO,
3.00%, 12/15/2027(l)	689,610	30,597

3.27%, 12/15/2027(j)	184,911	7,325

6.50%, 02/01/2028(l)	7,773	684

7.00%, 09/01/2029(l)	78,380	9,668

7.50%, 12/15/2029(l)	35,309	4,713

6.00%, 12/15/2032(l)	32,595	3,844

		7,496,170

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–0.06%
8.50%, 05/01/2024 to 08/17/2026	$10,219	$10,198

6.00%, 07/01/2024	15,804	15,902

7.00%, 10/25/2024 to 03/01/2035	480,197	498,523

9.00%, 01/01/2025 to 05/01/2025	649	653

6.50%, 07/01/2028 to 04/01/2034	43,720	45,131

7.50%, 01/01/2032 to 02/01/2032	239,830	247,156

5.00%, 07/01/2033 to 06/01/2034	146,549	147,155

5.50%, 09/01/2039	366,283	371,497

ARM,
7.14% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.66%), 07/01/2036(e)	10,646	10,749

4.72% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.29%), 02/01/2037(e)	1,571	1,561

4.45% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(e)	6,319	6,299

		1,354,824

Federal National Mortgage Association (FNMA)–0.18%
7.00%, 11/01/2025 to 08/01/2036	904,078	928,322

8.00%, 09/01/2026 to 07/01/2032	43,019	42,973

7.50%, 02/01/2027 to 08/01/2033	590,882	605,916

6.50%, 12/01/2029 to 10/01/2035	740,584	755,094

9.00%, 01/01/2030	15,683	15,657

8.50%, 05/01/2030 to 07/01/2030	55,145	55,864

6.00%, 06/01/2030 to 03/01/2037	1,076,321	1,108,089

5.50%, 02/01/2035 to 05/01/2036	147,030	149,336

ARM,
6.33% (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(e)	14,403	14,286

5.38% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(e)	18,425	18,784

4.73% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.71%), 03/01/2038(e)	4,400	4,376

		3,698,697

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

	Principal Amount	Value

Government National Mortgage Association (GNMA)–0.04%
7.50%, 02/15/2024 to 11/15/2026	$7,024	$7,033

7.00%, 10/15/2026 to 01/20/2030	40,177	40,290

8.50%, 07/20/2027	5,162	5,146

6.50%, 07/15/2028 to 02/15/2034	339,167	351,327

8.00%, 08/15/2028	5,245	5,237

IO,
1.11% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(e)(l)	544,845	34,054

1.21% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(e)(l)	820,292	42,248

4.50%, 09/16/2047(l)	1,602,525	251,286

0.76% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(e)(l)	1,621,427	181,464

		918,085

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,138,709)		13,467,776

	Shares
Preferred Stocks–0.30%
Diversified Financial Services–0.30%
Apollo Global Management, Inc., 7.63%, Pfd. (Cost $5,994,375)(d)	239,775	6,286,900

Exchange-Traded Funds–0.03%
Invesco High Yield Select ETF(p)	10,000	249,000

Invesco Short Duration Bond ETF(p)	12,000	296,341

Total Exchange-Traded Funds (Cost $547,935)		545,341

Investment Abbreviations:

ARM	- Adjustable Rate Mortgage
CLO	- Collateralized Loan Obligation
COF	- Cost of Funds
Ctfs.	- Certificates
ETF	- Exchange-Traded Fund
IBOR	- Interbank Offered Rate
IO	- Interest Only
Pfd.	- Preferred
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMICs	- Real Estate Mortgage Investment Conduits
SOFR	- Secured Overnight Financing Rate
STACR®	- Structured Agency Credit Risk
STRIPS	- Separately Traded Registered Interest and Principal Security
USD	- U.S. Dollar
Wts.	- Warrants

.

	Shares	Value

Common Stocks & Other Equity Interests–0.00%
Agricultural Products & Services–0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032 (Cost $0)(k)	44	$0

Money Market Funds–0.19%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(p)(q)	1,389,136	1,389,136

Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(p)(q)	991,952	992,447

Invesco Treasury Portfolio, Institutional Class, 5.28%(p)(q)	1,587,584	1,587,584

Total Money Market Funds (Cost $3,968,996)		3,969,167

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $2,175,018,273)		2,120,282,158

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.50%
Invesco Private Government Fund, 5.32%(p)(q)(r)	44,424,022	44,424,022

Invesco Private Prime Fund, 5.55%(p)(q)(r)	115,030,742	115,076,754

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $159,474,928)		159,500,776

TOTAL INVESTMENTS IN SECURITIES–107.24% (Cost $2,334,493,201)		2,279,782,934

OTHER ASSETS LESS LIABILITIES–(7.24)%		(153,826,760)

NET ASSETS–100.00%		$2,125,956,174

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $938,992,055, which represented 44.17% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(f)	Perpetual bond with no specified maturity date.
(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $166,406, which represented less than 1% of the Fund’s Net Assets.

(h)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2023.

(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2023.

(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)	Zero coupon bond issued at a discount.
(p)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2023	Dividend Income

Invesco High Yield Select ETF	$-	$249,153	$-	$(153)	$-	$249,000	$10,663

Invesco Short Duration Bond ETF	-	298,782	-	(2,441)	-	296,341	9,953

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	3,017,433	133,123,511	(134,751,808)	-	-	1,389,136	88,290

Invesco Liquid Assets Portfolio, Institutional Class	2,155,172	95,088,223	(96,248,945)	171	(2,174)	992,447	63,168

Invesco Treasury Portfolio, Institutional Class	3,448,494	152,141,155	(154,002,065)	-	-	1,587,584	101,123

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	33,668,218	233,217,138	(222,461,334)	-	-	44,424,022	1,381,599*

Invesco Private Prime Fund	86,575,414	542,426,461	(513,951,834)	30,567	(3,854)	115,076,754	3,700,419*

Total	$128,864,731	$1,156,544,423	$(1,121,415,986)	$28,144	$(6,028)	$164,015,284	$5,355,215

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	5,289	March-2024	$1,081,393,901	$4,010,811	$ 4,010,811

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

Open Futures Contracts–(continued)

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 5 Year Notes	3,511	March-2024	$ (375,155,838)	$(1,461,534)	$(1,461,534)

U.S. Treasury 10 Year Notes	524	March-2024	(57,533,563)	(222,200)	(222,200)

U.S. Treasury 10 Year Ultra Notes	516	March-2024	(58,574,062)	(266,745)	(266,745)

U.S. Treasury Long Bonds	252	March-2024	(29,342,250)	(91,127)	(91,127)

U.S. Treasury Ultra Bond	27	March-2024	(3,321,000)	(14,828)	(14,828)

Subtotal-Short Futures Contracts				(2,056,434)	(2,056,434)

Total Futures Contracts				$ 1,954,377	$ 1,954,377

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$ –	$1,450,261,687	$ –	$1,450,261,687

Asset-Backed Securities	–	555,775,923	15,254,510	571,030,433

U.S. Treasury Securities	–	59,774,242	–	59,774,242

Agency Credit Risk Transfer Notes	–	14,946,612	–	14,946,612

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	13,467,776	–	13,467,776

Preferred Stocks	6,286,900	–	–	6,286,900

Exchange-Traded Funds	545,341	–	–	545,341

Common Stocks & Other Equity Interests	–	–	0	0

Money Market Funds	3,969,167	159,500,776	–	163,469,943

Total Investments in Securities	10,801,408	2,253,727,016	15,254,510	2,279,782,934

Other Investments - Assets*

Investments Matured	–	115,260	–	115,260

Futures Contracts	4,010,811	–	–	4,010,811

	4,010,811	115,260	–	4,126,071

Other Investments - Liabilities*

Futures Contracts	(2,056,434)	–	–	(2,056,434)

Total Other Investments	1,954,377	115,260	–	2,069,637

Total Investments	$12,755,785	$2,253,842,276	$15,254,510	$2,281,852,571

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

Invesco Short Term Bond Fund